Capital and Reserves (Tables)	12 Months Ended
Dec. 31, 2018
CapitalCommitmentsLineItems [Line Items]
Schedule of Share Purchase Warrants and Options Not Issued Under the Group's Incentive Plan

The following reconciles outstanding warrants and non-employee options (options that were not issued under the Group’s incentive plan (see below)), each exercisable to acquire one common share, for the year ended December 31, 2018 and 2017 respectively:

Continuity	Number of Cannon Point Options (note 1)	Number of Mission Gold warrants (note 1)	Number of warrants - Other (note 2)	Total
Beginning Balance	446,500	14,160,374	39,396,410	54,003,284
Exercised	(118,800)	(4,172,004)	(11,538,197)	(15,829,001)
Expired	–	(2,862,724)	–	(2,862,724)
Balance December 31, 2017	327,700	7,125,646	27,858,213	35,311,559
Exercised	–	(3,160,945)	(783,814)	(3,944,759)
Balance December 31, 2018	327,700	3,964,701	27,074,399	31,366,800

Weighted averages per option/warrant:
As at December 31, 2018
Exercise price	$0.38	$0.55	$0.65	$0.63
Remaining life in years	2.47	1.52	2.44	2.33

As at December 31, 2017:
Exercise price	$0.38	$0.55	$0.65	$0.63
Remaining life in years	3.48	2.52	3.44	3.26

Notes to table:

1.	Pursuant to the acquisition of Cannon Point Resources Ltd. (“Cannon Point”) and Mission Gold Ltd. (“Mission Gold”) in October 2015 and December 2015 respectively, the Group exchanged options and warrants outstanding in these companies for options and warrants to purchase shares in the Company.

2.	Warrants were issued pursuant to the June 2016 prospectus and July 2016 private placement financings.

Schedule of Options Outstanding and Exercisable

The following tables summarizes information about the Group’s options as at December 31, 2018 and 2017 respectively:

Options outstanding	2018		2017
Exercise prices ($)	Number of options	Weighted average remaining contractual life (years)	Number of options	Weighted average remaining contractual life (years)
0.48	450,000	2.21	450,000	3.21
0.49	6,034,000	2.26	6,058,000	3.26
0.50	2,323,332	1.81	3,107,831	2.30
0.72	200,000	0.71	200,000	1.71
0.76	5,620,000	3.85	–	–
0.89	1,125,000	0.29	1,125,000	1.29
1.75	5,744,400	3.10	5,796,600	4.09
1.77	3,110,000	0.16	3,110,000	1.16
	24,606,732	2.41	19,847,431	2.89

Options exercisable	2018		2017
Exercise prices ($)	Number of options	Weighted average remaining contractual life (years)	Number of options	Weighted average remaining contractual life (years)
0.48	450,000	2.21	450,000	3.21
0.49	6,034,000	2.26	4,001,340	3.26
0.50	2,323,332	1.81	3,107,831	2.30
0.72	200,000	0.71	200,000	1.71
0.76	2,810,000	3.85	–	–
0.89	1,124,998	0.29	1,099,998	1.29
1.75	3,829,600	3.10	1,936,000	4.08
1.77	3,110,000	0.16	3,110,000	1.16
	19,881,930	2.14	13,905,169	2.51

Summary of Options Outstanding

The following is reconciles the Group’s options outstanding for the year ended December 31, 2018 and 2017 respectively:

Continuity of options	Number of options	Weighted average exercise price ($/option)
Beginning Balance	15,861,131	0.92
Granted	5,808,000	1.75
Expired	(508,100)	2.88
Exercised	(1,277,200)	1.38
Forfeited	(19,000)	0.49
Cancelled	(17,400)	1.75
Balance December 31, 2017	19,847,431	1.08
Granted	5,635,000	0.76
Expired	(18,500)	0.50
Exercised	(800,499)	0.51
Forfeited	(32,500)	1.44
Cancelled	(24,200)	1.51
Balance December 31, 2018	24,606,732	1.03

Schedule of Fair Value Assumptions Using Black Scholes Option Pricing

The weighted average fair value for options granted during the year ended December 31, 2018, was estimated at $0.54 (2017 – $1.19) per option using the Black-Scholes option pricing model with the following assumptions:

Weighted Average Assumptions	2018	2017
Risk-free interest rate	2.21%	1.54%
Expected life	4.25 years	4.51 years
Expected volatility [1]	95.60%	93.82%
Grant date share price	$0.78	$1.74
Expected dividend yield	Nil	Nil

Schedule of Options Exercised

Details of options exercised during the current and prior year were as follows:

Year ended December 31, 2018	Number of options	Weighted average exercise price ($/option)	Weighted average market share price on exercise ($/option)
January 2018	33,000	0.69	2.00
June 2018	11,000	0.50	0.75
July 2018	39,500	0.50	0.68
August 2018	33,500	0.50	0.75
September 2018	25,333	0.50	0.71
October 2018	650,666	0.50	0.70
November 2018	7,500	0.76	1.00
	800,499	0.51	0.76

Year ended December 31, 2017	Number of options	Weighted average exercise price ($/option)	Weighted average market share price on exercise ($/option)
January 2017	502,200	1.60	3.70
February 2017	484,000	1.65	3.15
April 2017	15,000	0.89	2.03
May 2017	223,000	0.51	2.40
July 2017	10,000	0.50	1.78
September 2017	3,000	0.50	2.28
November 2017	40,000	0.50	2.56
	1,277,200	1.38	3.19

Schedule of Restricted Share Units Outstanding

The following reconciles RSUs outstanding for the year ended December 31, 2018 and 2017 respectively:

Continuity of RSUs	Number of RSUs	Weighted average fair value ($/RSU)
Beginning Balance	639,031	0.69
Granted (ii)(iii)	542,371	2.24
Cash settled (iv)	(639,031)	0.69
Withheld (iii)	(13,782)	2.23
Shares issued (iii)	(22,094)	2.23
Balance December 31, 2017	506,495	2.24
Granted (i)	125,000	0.78
Shares issued (ii)	(434,742)	0.68
Balance December 31, 2018	196,753	1.27

Notes

(i)	The Group’s Compensation Committee (the “Comp Committee”) granted the RSUs on August 9, 2018, to an officer of the Group with an expiry date of December 2021 and an initial one-year vesting period from date of grant. In January 2019, the Comp Committee agreed with management that it was in the best interest of the Group to accelerate the vesting period to January 28, 2019. The Group has determined that this grant should be accounted for as cash-settled given the cash settlement of a previous grant. Accordingly, during the period, the Group has recognized $80 as SBC with a corresponding increase in the RSU liability for this grant based on the quoted market value of the Company’s common shares as of the reporting date. At the end of each reporting period, until the RSU liability is settled, the RSU liability’s fair value is remeasured based on the quoted TSX closing price for shares multiplied by the number of RSUs that will vest and be converted into common shares, and amortized over the vesting period of the RSUs, with any change in fair value charged to share-based compensation. Subsequent to the reporting period, the RSU’s were settled by the Group (note 15(a)).

(ii)	On July 30, 2018, the Group settled RSUs treated as cash-settled by issuing 434,742 shares. Accordingly, the Group transferred $322 from the RSU liability to equity. The Group had granted the RSUs in the prior year on July 27, 2017 and had treated the grant as cash-settled given that a previous grant to the same individuals was settled in cash (see (iv)).

(iii)	Includes RSUs granted on July 27, 2017 (see (ii)) and 107,629 RSUs granted on September 15, 2017. The September grant vested 1/3 on grant date and 1/3 in September 2018. The remaining 1/3 will vest in September 2019. On grant date, the Group has treated the September grant as equity-settled as the terms of the grant stipulated that payment would be in shares. For the year ended December 31, 2018, the Group determined the tax obligation on vesting of the second tranche of the RSUs as $7. In 2017, the Group had withheld 13,782 RSUs to settle and pay the tax obligations of $30 and issued the balance in shares. Subsequent to the reporting period, the second tranche of RSU’s were settled by the Group (note 15(a)).

(iv)	The Group settled the payout of 639,031 RSUs by making a cash payment of $1,098, which was based on the 5-day average of TSX closing prices for shares up to July 11, 2017 of $1.72 per RSU pursuant to the terms of the RSU Plan. The Group recognized this payment as a decrease in the SBC Reserve.

Schedule of Foreign Currency Translation Reserve

	December 31	December 31
	2018	2017
Beginning balance	$27,934	$36,233
Foreign exchange translation differences incurred:
Gain (loss) on translation of foreign subsidiaries	10,752	(8,299)
Ending balance	$38,686	$27,934

Non-incentive Options [Member]
CapitalCommitmentsLineItems [Line Items]
Schedule of Options Outstanding and Exercisable

The following table summarizes information for non-incentive options as at December 31, 2018 and 2017 respectively:

Options outstanding	2018		2017
Exercise prices ($)	Number of options	Weighted average remaining life (years)	Number of options	Weighted average remaining life (years)
0.29	37,600	5.94	37,600	6.94
0.37	103,400	1.55	103,400	2.55
0.40	186,700	2.29	186,700	3.29
	327,700	2.47	327,700	3.48